As filed with the Securities and Exchange Commission on February 22, 2010

Securities Act File No. 33-4959

Investment Company Act File No. 811-1355

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 61	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 63	☒

(Check appropriate box or boxes)

THE ALGER FUNDS

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

111 FIFTH AVENUE, NEW YORK, NEW YORK	10003
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 212-806-8800

HAL LIEBES

FRED ALGER MANAGEMENT, INC.

111 FIFTH AVENUE,

NEW YORK, NY 10003

(Name and Address of Agent for Service)

copy to:

Gary L. Granik, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on February 23, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date], pursuant to paragraph (a)(2) of Rule 485

AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 60 to the Registration Statement of The Alger Funds (the “Registrant”) until February 23, 2010.  Post-Effective Amendment 60 includes summary prospectuses, and was filed on December 24, 2009. The Registrant would like to delay effectiveness of Post-Effective Amendment No. 60 until the Registrant receives comments from the staff of the Securities and Exchange Commission.  Parts A, B, and C of the Registrant’s Post-Effective Amendment No. 60 under the Securities Act of 1933 and Amendment No. 62 under the Investment Company Act of 1940, filed December 24, 2009 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of  New York and State of New York on the 22nd day of February 2010.

THE ALGER FUNDS

By: *
Dan C. Chung,
President

ATTEST: /s/	Hal Liebes
Hal Liebes, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*	President	February 22, 2010
Dan C. Chung	(Principal Executive Officer)

/s/ Michael D. Martins	Treasurer	February 22, 2010
Michael D. Martins	(Chief Financial Officer)

*	Trustee	February 22, 2010
Charles F. Baird, Jr.

*	Trustee	February 22, 2010
Roger P. Cheever

*	Trustee	February 22, 2010
Lester L. Colbert, Jr.

*	Trustee	February 22, 2010
Hilary M. Alger

*	Trustee	February 22, 2010
Nathan E. Saint-Amand

*	Trustee	February 22, 2010
Stephen E. O’Neil

*	Trustee	February 22, 2010
David Rosenberg

*By: /s/ Hal Liebes
Hal Liebes
Attorney-In-Fact